Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating Activities:
Net Income	$ 863,487	$ 1,025,639
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	479,433	446,463
Change in deferred taxes, net	(14,204)	71,388
(Gain) loss on sale of fixed assets	2,995	2,213
Stock Option Compensation Expense	18,484	19,685
Cash outflow from hedging	(4,040)	(13,903)
Investment gain	0	139,600
Dividend income from equity method investees	10,790	25,083
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(15,470)	(2,890)
Inventories, net	(20,109)	(43,214)
Prepaid expenses, other current and non-current assets	55,164	144,724
Accounts receivable, related parties	(2,232)	(26,281)
Accounts payable, related parties	(13,933)	16,257
Accounts payable, accrued expenses and other current and non-current liabilities	78,743	59,020
Income tax payable	16,309	(83,175)
Net cash provided by (used in) operating activities	1,446,020	1,467,374
Investing Activities:
Purchases of property, plant and equipment	(512,476)	(449,962)
Proceeds from sale of property, plant and equipment	18,583	11,292
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(297,456)	(1,788,831)
Proceeds from divestitures	17,984	231,747
Net cash (used in) provided by investing activities	(773,365)	(1,995,754)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	78,316	119,113
Repayments of short-term borrowings and other financial liabilities	(78,555)	(112,419)
Proceeds from short-term borrowings from related parties	16,464	79,207
Repayments of short-term borrowings from related parties	(5,836)	(13,576)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	337,137	2,054,420
Repayments of long-term debt and capital lease obligations	(325,912)	(1,158,335)
Increase (decrease) of accounts receivable securitization program	37,000	12,500
Proceeds from exercise of stock options	74,875	94,539
Proceeds from conversion of preference shares into ordinary shares	34,784	0
Purchase of treasury stock	(505,014)	0
Payment of dividends [N]	(296,134)	(271,733)
Distributions to Noncontrolling interests	(162,239)	(131,783)
Contributions from noncontrolling interests	52,357	15,167
Cash provided by (used in) financing activities	(742,757)	687,100
Effect of exchange rate changes on cash and cash equivalents	(15,783)	3,039
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(85,885)	161,759
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	$ 602,155	$ 619,051